Report Of The Directors Financial Review Risk Report - Credit risk, Description and exposure (Details)	12 Months Ended
Dec. 31, 2023
Credit risk
Disclosure of credit risk exposure [line items]
Percentage of insurance contracts assessed as satisfactory or higher that is neither past due nor impaired	100.00%